Notes Payable (Details)																1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 23, 2022 USD ($)	Sep. 22, 2022 USD ($)	Aug. 19, 2022 USD ($)	Aug. 18, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 25, 2022 USD ($)	May 09, 2022 USD ($)	Mar. 22, 2022 USD ($)	Mar. 03, 2022 USD ($)	Feb. 22, 2022 USD ($)	Dec. 14, 2021 USD ($)	Dec. 14, 2021 USD ($)	Apr. 30, 2020 USD ($)	Sep. 11, 2019 USD ($)	Sep. 11, 2019 USD ($)	Sep. 15, 2020 USD ($)	Jun. 25, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 AUD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 AUD ($)	Sep. 01, 2022 USD ($)	Aug. 18, 2022 AUD ($)	May 26, 2022 USD ($)	Mar. 07, 2022 USD ($)	Feb. 22, 2022 AUD ($)	Dec. 14, 2021 AUD ($)	Dec. 03, 2021 USD ($)	Jul. 02, 2021 USD ($)	Apr. 09, 2021 USD ($)	Feb. 24, 2021 USD ($)	Feb. 24, 2021 AUD ($)	Nov. 24, 2020 USD ($)	Oct. 06, 2020 USD ($)	Oct. 06, 2020 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)	May 04, 2020 USD ($)	Mar. 26, 2020 USD ($)	Mar. 23, 2020 USD ($)	Mar. 11, 2020
Notes Payable (Details) [Line Items]
Promissory note																	$ 660,000																								$ 660,000
Gain on extinguishment of debt																$ 4,915,327		$ (979,738)	$ 137,109	$ (832,482)		$ 423,118	$ 1,025,555		$ (5,586,482)
Interest (in Dollars)																	$ 139,000	673,694	$ 59,859	707,950		$ 319,290	372,106		$ 1,376,902
Total liabilities																		$ 17,337,252		$ 17,337,252			$ 5,485,007
Principal repaid, description																							During the year ended December 31, 2021, the Company repaid $136,597 in principal and was forgiven $275,903 of principal and $3,119 of accrued interest.	During the year ended December 31, 2021, the Company repaid $136,597 in principal and was forgiven $275,903 of principal and $3,119 of accrued interest.
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Principal amount														$ 660,000	$ 660,000
Notes conversion, description														The Seller’s Choice Note bears interest at a rate of 9.5% per annum and is payable on March 11, 2020 (the “Seller’s Choice Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts become due. Upon maturity the Company utilized an automatic extension up to 6 months. This resulted in a 5% increase in the interest rate every month the Seller’s Choice Note is outstanding. As of December 31, 2021, the Company was in default on the Seller’s Choice note.
Promissory note									$ 799,000
Principal amount									660,000
Accrued interest									139,000
Gain on extinguishment of debt									$ 147,256
Interest rate																		30.00%		30.00%					30.00%	30.00%																				9.50%
Increase in interest rate															5.00%
Accrued interest																							$ 198,000
Seller’s Choice Note [Member] | Forecast [Member]
Notes Payable (Details) [Line Items]
Repayment of Cash								$ 799,000
The April 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description													The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.										The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.	The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.
Principal amount													$ 282,432
Accrued interest																		$ 4,815		$ 4,815
Accrued interest																							$ 1,637
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																							The maturity date of the First December 2021 Note is June 3, 2023 (the “First December 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First December 2021 Note are due.	The maturity date of the First December 2021 Note is June 3, 2023 (the “First December 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First December 2021 Note are due.
Promissory note																																	$ 191,975
Principal amount																		137,665		137,665
Effective interest rate																																	9.00%
Interest rate																																	9.00%
Principal repaid											$ 6,320
The Second December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																							The maturity date of the Second December 2021 Note is June 30, 2022 (the “Second December 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second December 2021 Loan Agreement are due.	The maturity date of the Second December 2021 Note is June 30, 2022 (the “Second December 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second December 2021 Loan Agreement are due.
Promissory note											$ 329,127	$ 329,127																				$ 438,096
Principal amount																										$ 293,499
Accrued interest																										22,287
Effective interest rate											14.00%	14.00%																				14.00%
Maturity days												60 days
Interest (in Dollars)																					$ 26,115
Interest rate											14.00%	14.00%																				14.00%
Accrued interest																								$ 2,857
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description										The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due.
Promissory note										$ 159,223																					$ 222,540
Principal amount																										149,089
Accrued interest																										$ 8,120
Effective interest rate										14.00%																					14.00%
Maturity days										60 days
Interest (in Dollars)																					$ 8,120
Denver Bodega LLC Notes Payable [Member]
Notes Payable (Details) [Line Items]
Total liabilities																														$ 293,888
Repaid amount																		249,880		249,880
Principal balance																		$ 44,088		$ 44,088
Bears interest																		5.00%		5.00%						5.00%
Requires payments																		$ 1,496		$ 1,496
The First May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note							$ 693,500
Gain on extinguishment of debt		$ 33,115
Effective interest rate							143.00%
Cash proceeds							$ 455,924
Payments							21,673
Debt discount																		$ 237,576		237,576
Repaid principal amount																				390,114
The Second September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note		876,000
Principal amount		$ 303,386
Effective interest rate		475.00%
Cash proceeds		$ 272,614
Payments		27,375
Debt discount		300,000
Repaid principal amount																				27,375
Loan agreement amount		$ 303,386
New and old debt percentage		10.00%
The Second May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note							$ 401,500
Gain on extinguishment of debt	$ 3,905		$ 66,749
Effective interest rate							162.00%
Cash proceeds							$ 263,815
Payments							14,339
Debt discount							$ 137,685
Repaid principal amount																				272,447
The Third September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note		$ 365,000
Principal amount		$ 129,053
Effective interest rate		556.00%
Cash proceeds		$ 110,762
Payments		13,036
Debt discount		$ 300,000
Repaid principal amount																				13,036
Loan agreement amount	$ 129,053		$ 312,400
New and old debt percentage	10.00%		10.00%
The Third May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note						$ 27,604
Effective interest rate						20.00%
Payments						$ 3,067
Repaid principal amount																				11,435
The Fourth May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note																													$ 40,000
Effective interest rate																													17.00%
Repaid principal amount																				9,442
The June 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note					$ 568,000
Principal amount			$ 312,400
Effective interest rate					217.00%
Cash proceeds					$ 378,000
Payments					28,400
Debt discount					$ 190,000
Repaid principal amount																				255,600
The First August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note				$ 129,634																								$ 193,500
Accrued interest																										$ 2,037
Effective interest rate				14.00%																								14.00%
Maturity days				60 days
The Second August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note			$ 923,000
Effective interest rate			704.00%
Cash proceeds			$ 300,100
Payments			46,150
Debt discount			$ 310,500
Repaid principal amount																				276,900
The First September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note																											$ 87,884
Effective interest rate																											13.00%
Repaid principal amount																				$ 0
The First March 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																							The maturity date of the First March 2020 Note was September 23, 2020 (the “First March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First March 2020 Note were due.	The maturity date of the First March 2020 Note was September 23, 2020 (the “First March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First March 2020 Note were due.
Promissory note																																													$ 11,000
Interest rate																																													25.00%
Principal repaid																									$ 11,000
Unpaid interest																									2,695
The Second March 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																							The maturity date of the Second March 2020 Note was September 17, 2020 (the “Second March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second March 2020 Note were due.	The maturity date of the Second March 2020 Note was September 17, 2020 (the “Second March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second March 2020 Note were due.
Promissory note																																												$ 17,000
Interest rate																																												19.00%
Principal repaid																									17,000
Unpaid interest																									1,398
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																							The Loan, which was in the form of a Note dated May 4, 2020, matures on May 4, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on November 4, 2020.	The Loan, which was in the form of a Note dated May 4, 2020, matures on May 4, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on November 4, 2020.
Principal amount																							$ 83,855																				$ 412,500
Accrued interest																							$ 396
The June 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																							The maturity date of the June 2020 Note was July 31, 2020 (the “June 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2020 Note were due in AUD currency. This loan was secured by the Australian research & development credit.	The maturity date of the June 2020 Note was July 31, 2020 (the “June 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2020 Note were due in AUD currency. This loan was secured by the Australian research & development credit.
Promissory note																																									$ 351,692	$ 510,649
Interest rate																																									15.00%	15.00%
Principal repaid																							$ 510,649
Unpaid interest																							14,814
The October 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																							$ 111,683
Notes conversion, description																							The maturity date of the October 2020 Note is September 30, 2021 (the “October 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the October 2020 Loan Agreement are due. The loan is secured by the Australian research & development credit.	The maturity date of the October 2020 Note is September 30, 2021 (the “October 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the October 2020 Loan Agreement are due. The loan is secured by the Australian research & development credit.
Promissory note																																							$ 54,412	$ 74,300
Interest rate																																							14.00%	14.00%
Accrued interest																								$ 4,850
Unpaid interest																							$ 6,408
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note																																						$ 34,000
Interest rate																																						14.00%
Accrued interest																							4,736
Principal repaid																							$ 23,716		$ 10,284
The February 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																							The maturity date of the February 2021 Note is July 31, 2021 (the “February 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the February 2021 Loan Agreement are due. The loan is secured by the Australian research & development credit.	The maturity date of the February 2021 Note is July 31, 2021 (the “February 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the February 2021 Loan Agreement are due. The loan is secured by the Australian research & development credit.
Promissory note																																				$ 81,789	$ 111,683
Interest rate																																				14.00%	14.00%
Accrued interest																								$ 9,339
The April 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																							The maturity date of the April 2021 Note is October 8, 2022 (the “April 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2021 Note are due.	The maturity date of the April 2021 Note is October 8, 2022 (the “April 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2021 Note are due.
Promissory note																																			$ 128,110
Interest rate																																			11.00%
Principal repaid																							$ 92,140
Converted amount																							35,970
Extinguishment expense																							$ 8,341
The July 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																							The maturity date of the July 2021 Note is December 31, 2022 (the “July 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the July 2021 Note are due.	The maturity date of the July 2021 Note is December 31, 2022 (the “July 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the July 2021 Note are due.
Promissory note																																		$ 137,625
Interest rate																																		10.00%
Principal repaid																							$ 113,606
Converted amount																							24,019
Extinguishment expense																							$ 7,109